Business Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Depreciation expense	$ 2,626	$ 231	$ 1,487	$ 131
Fair value of convertible debentures	$ 929			98
Change in fair value of convertible debentures and warrant liability expense		31	26,104
Investment impairment		$ 7,432	1,307	21,703
Consulting agreement expense			17,708
Other non-operating expenses			$ 27,544
Compensation expense				$ 400